Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000003871 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003871 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000003871 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003871 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000003871 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000003871 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000003871 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000003871 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000003871 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000003871 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000003871 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000003871 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000003871 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000003873 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003873 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000003873 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003873 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000003873 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000003873 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000003873 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000003873 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000003873 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000003873 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000003873 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000003873 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000003873 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000054919 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054919 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000054919 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000054919 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054919 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000054919 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000054919 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000054919 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000054919 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000054919 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000054919 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000054919 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000054919 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000188264 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188264 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000188264 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000188264 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000188264 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000188264 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000188264 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000188264 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000188264 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000188264 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000188264 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000188264 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000188264 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000003870 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003870 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000003870 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003870 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000003870 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000003870 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000003870 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000003870 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000003870 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000003870 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000003870 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000003870 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000003870 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000054921 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054921 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000054921 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000054921 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054921 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000054921 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000054921 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000054921 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000054921 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000054921 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000054921 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000054921 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000054921 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000158193 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158193 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000158193 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158193 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000158193 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000158193 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000158193 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158193 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000158193 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158193 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158193 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000158193 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000158193 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000158194 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158194 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000158194 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158194 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000158194 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000158194 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000158194 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158194 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000158194 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158194 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158194 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000158194 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000158194 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000158195 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158195 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.82%
C000158195 | Communications
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158195 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.77%
C000158195 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.61%
C000158195 | Energy
Holdings [Line Items]
Percent of Total Investments	11.72%
C000158195 | Financial
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158195 | Government
Holdings [Line Items]
Percent of Total Investments	64.84%
C000158195 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158195 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158195 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.87%
C000158195 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.16%
C000158195 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.24%
C000132114 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132114 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000132114 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000132114 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000132114 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000132114 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000132114 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000132114 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000132114 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000132114 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000132114 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132114 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000132114 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000132114 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000132114 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000132114 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000132115 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132115 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000132115 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000132115 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000132115 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000132115 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000132115 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000132115 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000132115 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000132115 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000132115 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132115 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000132115 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000132115 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000132115 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000132115 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000132116 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132116 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000132116 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000132116 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000132116 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000132116 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000132116 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000132116 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000132116 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000132116 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000132116 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132116 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000132116 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000132116 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000132116 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000132116 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000188268 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188268 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000188268 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000188268 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000188268 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000188268 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000188268 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000188268 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000188268 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000188268 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000188268 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000188268 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000188268 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188268 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000188268 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000188268 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000132117 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132117 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000132117 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000132117 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000132117 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000132117 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000132117 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000132117 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000132117 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000132117 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000132117 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132117 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000132117 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000132117 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000132117 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000132117 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000132119 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132119 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000132119 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000132119 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000132119 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000132119 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000132119 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000132119 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000132119 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000132119 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000132119 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132119 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000132119 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000132119 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000132119 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000132119 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000158199 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158199 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000158199 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000158199 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000158199 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000158199 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000158199 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000158199 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000158199 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000158199 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000158199 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158199 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000158199 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000158199 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000158199 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000158199 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000158200 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158200 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000158200 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000158200 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000158200 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000158200 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000158200 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000158200 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000158200 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000158200 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000158200 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158200 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000158200 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000158200 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000158200 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000158200 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%
C000158201 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158201 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	13.93%
C000158201 | Communications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000158201 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.95%
C000158201 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.71%
C000158201 | Energy
Holdings [Line Items]
Percent of Total Investments	18.49%
C000158201 | Financial
Holdings [Line Items]
Percent of Total Investments	19.55%
C000158201 | Government
Holdings [Line Items]
Percent of Total Investments	7.63%
C000158201 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.92%
C000158201 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.87%
C000158201 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158201 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000158201 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000158201 | Diversified
Holdings [Line Items]
Percent of Total Investments	1.11%
C000158201 | Materials
Holdings [Line Items]
Percent of Total Investments	0.09%
C000158201 | Technology
Holdings [Line Items]
Percent of Total Investments	2.47%